Other Expense	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Expense

NOTE 22: OTHER EXPENSE

During the years ended December 31, 2021, 2020 and 2019, taxes other-than-income taxes of Navios Logistics amounted to $5,442, $5,762, and $7,745, respectively, and were included in the statements of comprehensive income/(loss) under the caption “Other expense”.